Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 1.2%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Class A(1)	8,441	$ 177,599
		$ 177,599
Building Materials — 0.3%
AZEK Co., Inc. (The)(1)	30,122	$ 1,392,841
		$ 1,392,841
Cable/Satellite TV — 0.2%
Liberty Global PLC, Class A(1)	40,700	$ 1,129,018
		$ 1,129,018
Containers — 0.2%
Ardagh Metal Packaging S.A.(1)	123,741	$1,117,381
		$1,117,381
Technology — 0.0%(2)
Riverbed Technology, Inc.(1)(3)	7,072	$109,616
		$109,616
Utilities — 0.4%
NextEra Energy Partners, L.P.	24,500	$2,067,800
		$2,067,800
Total Common Stocks (identified cost $4,760,050)		$5,994,255

Convertible Bonds — 0.0%(2)

Security	Principal Amount (000's omitted)	Value
Leisure — 0.0%(2)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23	$75	$ 95,812
Total Convertible Bonds (identified cost $75,000)		$ 95,812

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Environmental — 0.4%
GFL Environmental, Inc., 6.00%, 3/15/23	21,650	$ 1,882,467
		$ 1,882,467
Security	Shares	Value
Healthcare — 0.3%
Becton Dickinson and Co., 6.00%, 6/1/23(4)	25,930	$ 1,367,808
		$ 1,367,808
Technology — 0.0%(2)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(3)	10,828	$ 243,623
		$ 243,623
Total Convertible Preferred Stocks (identified cost $2,821,729)		$ 3,493,898

Corporate Bonds — 85.5%

Security	Principal Amount (000's omitted)*		Value
Aerospace — 0.6%
Moog, Inc., 4.25%, 12/15/27(5)		1,329	$ 1,341,094
Science Applications International Corp., 4.875%, 4/1/28(5)		1,571	1,612,663
			$ 2,953,757
Air Transportation — 1.4%
Air Canada:
3.875%, 8/15/26(5)		1,068	$ 1,090,765
4.625%, 8/15/29(5)	CAD	1,020	805,517
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)		3,152	3,282,587
5.75%, 4/20/29(5)		1,652	1,768,887
			$6,947,756
Automotive & Auto Parts — 4.7%
Clarios Global, L.P.:
4.375%, 5/15/26(6)	EUR	1,272	$1,489,424
6.25%, 5/15/26(5)		420	439,956
6.75%, 5/15/25(5)		182	190,830
8.50%, 5/15/27(5)		2,491	2,643,661
Ford Motor Co.:
3.25%, 2/12/32		2,124	2,179,224
4.75%, 1/15/43		2,109	2,331,552
7.45%, 7/16/31		356	482,704
9.625%, 4/22/30		157	230,055
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		241	241,948
3.096%, 5/4/23		374	381,504
3.37%, 11/17/23		200	206,500
3.625%, 6/17/31		824	868,784
3.815%, 11/2/27		242	256,216

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Automotive & Auto Parts (continued)
Ford Motor Credit Co., LLC: (continued)
4.00%, 11/13/30	1,519	$ 1,636,768
4.125%, 8/17/27	3,341	3,610,352
4.25%, 9/20/22	200	203,863
4.271%, 1/9/27	236	253,967
5.125%, 6/16/25	3,018	3,285,998
5.596%, 1/7/22	200	200,398
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(5)	1,271	1,270,803
Wheel Pros, Inc., 6.50%, 5/15/29(5)	1,592	1,530,557
		$23,935,064
Banks & Thrifts — 1.5%
CIT Bank NA, 2.969% to 9/27/24, 9/27/25(7)	1,000	$1,034,010
CIT Group, Inc., 6.125%, 3/9/28	670	809,950
Citigroup, Inc., 6.25% to 8/15/26(7)(8)	1,000	1,130,300
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)	3,066	3,150,315
SVB Financial Group, 4.10% to 2/15/31(7)(8)	1,315	1,307,110
		$7,431,685
Broadcasting — 4.6%
Audacy Capital Corp., 6.75%, 3/31/29(4)(5)	2,210	$2,162,198
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(5)	1,606	1,587,595
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(5)	1,423	713,136
iHeartCommunications, Inc.:
5.25%, 8/15/27(5)	500	520,550
6.375%, 5/1/26	26	26,452
8.375%, 5/1/27	2,217	2,340,598
Netflix, Inc.:
4.375%, 11/15/26(4)	500	554,408
4.875%, 6/15/30(5)	2,917	3,406,983
5.375%, 11/15/29(5)	707	840,772
Scripps Escrow II, Inc., 5.375%, 1/15/31(5)	1,397	1,421,790
Scripps Escrow, Inc., 5.875%, 7/15/27(5)	1,794	1,886,503
Sirius XM Radio, Inc.:
3.125%, 9/1/26(5)	1,166	1,167,871
3.875%, 9/1/31(5)	1,702	1,671,747
4.125%, 7/1/30(5)	1,967	1,970,491
5.00%, 8/1/27(5)	802	834,545
TEGNA, Inc., 4.625%, 3/15/28	438	443,635
Univision Communications, Inc., 4.50%, 5/1/29(5)	1,829	1,850,546
		$23,399,820
Building Materials — 1.5%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(5)	3,559	$3,804,767
Security	Principal Amount (000's omitted)*		Value
Building Materials (continued)
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	500	$ 559,377
4.375%, 7/15/30(5)		988	1,010,012
4.75%, 1/15/28(5)		2,000	2,068,630
5.00%, 2/15/27(5)		195	200,974
			$ 7,643,760
Cable/Satellite TV — 4.1%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(5)		1,000	$1,001,280
4.25%, 2/1/31(5)		914	923,894
4.50%, 8/15/30(5)		1,596	1,636,275
4.50%, 5/1/32		273	281,303
4.75%, 3/1/30(5)		2,313	2,409,626
5.00%, 2/1/28(5)		1,000	1,042,000
5.375%, 6/1/29(5)		1,500	1,621,275
CSC Holdings, LLC:
3.375%, 2/15/31(5)		442	414,539
4.125%, 12/1/30(5)		927	906,485
4.625%, 12/1/30(5)		1,224	1,160,279
5.75%, 1/15/30(5)		1,052	1,050,122
5.875%, 9/15/22		2,000	2,052,030
6.50%, 2/1/29(5)		200	214,406
7.50%, 4/1/28(5)		1,200	1,288,902
Radiate Holdco, LLC/Radiate Finance, Inc., 4.50%, 9/15/26(5)		1,000	1,011,220
UPC Holding B.V., 5.50%, 1/15/28(5)		766	795,790
Ziggo B.V.:
4.875%, 1/15/30(5)		506	519,773
5.50%, 1/15/27(5)		797	819,842
Ziggo Bond Co. B.V., 6.00%, 1/15/27(5)		1,420	1,464,041
			$20,613,082
Capital Goods — 1.2%
Colfax Corp., 6.375%, 2/15/26(5)		750	$776,081
Frigoglass Finance B.V., 6.875%, 2/12/25(6)	EUR	1,000	1,011,842
Madison IAQ, LLC:
4.125%, 6/30/28(5)		1,146	1,150,555
5.875%, 6/30/29(5)		1,860	1,862,846
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(5)		1,289	1,316,391
			$6,117,715
Chemicals — 1.8%
Compass Minerals International, Inc., 6.75%, 12/1/27(5)		2,866	$3,038,662
Herens Holdco S.a.r.l., 4.75%, 5/15/28(5)		1,787	1,754,093
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(5)		676	684,585

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Chemicals (continued)
Univar Solutions USA, Inc., 5.125%, 12/1/27(5)		1,418	$ 1,481,647
WR Grace Holdings, LLC:
4.875%, 6/15/27(5)		1,723	1,771,899
5.625%, 8/15/29(5)		665	682,456
			$ 9,413,342
Consumer Products — 0.9%
Central Garden & Pet Co., 5.125%, 2/1/28		1,075	$ 1,126,363
Edgewell Personal Care Co., 5.50%, 6/1/28(5)		954	1,013,940
Energizer Holdings, Inc., 4.75%, 6/15/28(5)		700	715,946
Spectrum Brands, Inc.:
5.00%, 10/1/29(5)		629	660,588
5.50%, 7/15/30(5)		302	324,336
5.75%, 7/15/25		60	61,337
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		734	736,529
			$4,639,039
Containers — 1.4%
ARD Finance S.A.:
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(6)(9)	EUR	1,080	$1,265,396
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(5)(9)		593	611,407
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.125%, 8/15/26(5)		1,000	1,023,750
5.25%, 8/15/27(5)		845	851,232
5.25%, 8/15/27(5)		928	934,844
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,245,006
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		190	195,000
LABL, Inc.:
5.875%, 11/1/28(5)		406	419,195
8.25%, 11/1/29(5)		793	798,888
			$7,344,718
Diversified Financial Services — 1.6%
Ally Financial, Inc., 4.70% to 5/15/26(7)(8)		1,926	$2,004,244
Coinbase Global, Inc.:
3.375%, 10/1/28(5)		1,000	935,830
3.625%, 10/1/31(4)(5)		850	783,538
MoneyGram International, Inc., 5.375%, 8/1/26(5)		1,100	1,117,743
MSCI, Inc.:
3.625%, 9/1/30(5)		1,178	1,206,319
3.875%, 2/15/31(4)(5)		552	575,623
PROG Holdings, Inc., 6.00%, 11/15/29(5)		1,250	1,287,975
			$7,911,272
Security	Principal Amount (000's omitted)*	Value
Diversified Media — 2.4%
Alliance Data Systems Corp., 4.75%, 12/15/24(5)	866	$ 884,532
Cars.com, Inc., 6.375%, 11/1/28(5)	1,608	1,714,827
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(5)	2,267	2,423,922
7.75%, 4/15/28(5)	1,350	1,446,565
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(5)	509	527,324
National CineMedia, LLC:
5.75%, 8/15/26	679	528,439
5.875%, 4/15/28(4)(5)	1,318	1,184,770
Terrier Media Buyer, Inc., 8.875%, 12/15/27(5)	2,019	2,185,164
TripAdvisor, Inc., 7.00%, 7/15/25(5)	1,103	1,164,785
		$12,060,328
Energy — 1.3%
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.:
5.625%, 5/1/27(5)	2,038	$2,078,250
6.00%, 2/1/29(5)	1,000	1,040,150
New Fortress Energy, Inc., 6.50%, 9/30/26(5)	2,501	2,485,044
Tervita Corp., 11.00%, 12/1/25(5)	949	1,094,871
		$6,698,315
Entertainment/Film — 0.7%
AMC Entertainment Holdings, Inc.:
10.00%, (10.00% cash or 12.00% PIK), 6/15/26(5)(9)	317	$313,564
10.50%, 4/15/25(5)	363	386,972
Cinemark USA, Inc.:
5.25%, 7/15/28(4)(5)	833	813,599
5.875%, 3/15/26(5)	244	247,355
8.75%, 5/1/25(5)	673	714,107
Live Nation Entertainment, Inc., 4.75%, 10/15/27(5)	1,045	1,075,305
		$3,550,902
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(5)	500	$515,500
5.125%, 7/15/29(5)	1,000	1,062,525
Covert Mergeco, Inc., 4.875%, 12/1/29(5)	812	825,414
GFL Environmental, Inc.:
3.50%, 9/1/28(5)	1,538	1,517,429
3.75%, 8/1/25(5)	387	391,350
4.00%, 8/1/28(5)	1,500	1,472,543
4.75%, 6/15/29(5)	1,389	1,403,279
Waste Pro USA, Inc., 5.50%, 2/15/26(5)	845	841,654
		$8,029,694

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Food & Drug Retail — 1.1%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(5)		1,360	$ 1,470,514
5.875%, 2/15/28(5)		1,295	1,374,487
Arko Corp., 5.125%, 11/15/29(5)		1,674	1,619,913
Ingles Markets, Inc., 4.00%, 6/15/31(5)		1,077	1,086,623
			$ 5,551,537
Food, Beverage & Tobacco — 3.7%
Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28(5)		500	$ 514,450
Kraft Heinz Foods Co.:
3.875%, 5/15/27		495	535,256
4.25%, 3/1/31		2,672	3,041,412
4.375%, 6/1/46		2,072	2,431,595
4.625%, 1/30/29		1,000	1,147,313
4.625%, 10/1/39		223	262,337
4.875%, 10/1/49		350	440,507
5.50%, 6/1/50		495	671,611
Performance Food Group, Inc.:
4.25%, 8/1/29(5)		2,496	2,480,225
5.50%, 10/15/27(5)		1,727	1,804,309
6.875%, 5/1/25(4)(5)		231	241,951
Post Holdings, Inc.:
4.50%, 9/15/31(5)		1,824	1,813,275
4.625%, 4/15/30(5)		276	281,605
5.50%, 12/15/29(5)		500	526,145
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(5)		983	969,897
US Foods, Inc., 4.75%, 2/15/29(5)		1,795	1,827,095
			$18,988,983
Healthcare — 10.8%
180 Medical, Inc., 3.875%, 10/15/29(5)		869	$881,110
AdaptHealth, LLC:
4.625%, 8/1/29(5)		988	989,497
5.125%, 3/1/30(5)		383	390,281
6.125%, 8/1/28(5)		815	865,102
AMN Healthcare, Inc.:
4.00%, 4/15/29(5)		528	536,018
4.625%, 10/1/27(5)		977	1,013,637
Avantor Funding, Inc., 4.625%, 7/15/28(5)		1,001	1,045,209
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(6)	EUR	893	1,018,007
Centene Corp.:
2.50%, 3/1/31		2,993	2,918,714
3.00%, 10/15/30		938	955,109
Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
Centene Corp.: (continued)
3.375%, 2/15/30		2,026	$ 2,066,631
4.25%, 12/15/27		339	353,994
4.625%, 12/15/29		2,093	2,260,838
Charles River Laboratories International, Inc., 4.25%, 5/1/28(5)		410	426,988
DaVita, Inc., 3.75%, 2/15/31(5)		1,455	1,420,284
Emergent BioSolutions, Inc., 3.875%, 8/15/28(4)(5)		1,823	1,752,423
Encompass Health Corp.:
4.625%, 4/1/31		351	357,674
4.75%, 2/1/30		1,247	1,286,249
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(5)		811	828,737
Grifols S.A.:
1.625%, 2/15/25(6)	EUR	500	567,158
2.25%, 11/15/27(6)	EUR	465	530,019
HealthEquity, Inc., 4.50%, 10/1/29(5)		1,534	1,520,577
Jazz Securities DAC, 4.375%, 1/15/29(5)		1,876	1,945,731
LifePoint Health, Inc.:
4.375%, 2/15/27(5)		1,488	1,500,752
5.375%, 1/15/29(5)		1,505	1,499,642
6.75%, 4/15/25(5)		301	314,098
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(5)		1,048	1,071,873
ModivCare, Inc., 5.875%, 11/15/25(5)		1,088	1,143,706
Molina Healthcare, Inc.:
3.875%, 11/15/30(5)		2,506	2,603,571
3.875%, 5/15/32(5)		1,089	1,097,576
4.375%, 6/15/28(5)		2,231	2,301,734
Mozart Debt Merger Sub, Inc.:
3.875%, 4/1/29(5)		2,000	1,996,940
5.25%, 10/1/29(5)		2,812	2,856,205
Option Care Health, Inc., 4.375%, 10/31/29(5)		1,589	1,595,404
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.125%, 4/30/28(5)		500	508,990
5.125%, 4/30/31(5)		487	509,633
Owens & Minor, Inc., 4.50%, 3/31/29(5)		1,309	1,343,616
Prestige Brands, Inc., 5.125%, 1/15/28(5)		1,116	1,163,631
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(5)		1,238	1,309,773
Team Health Holdings, Inc., 6.375%, 2/1/25(4)(5)		1,285	1,210,843
Teleflex, Inc., 4.625%, 11/15/27		1,245	1,296,587
US Acute Care Solutions, LLC, 6.375%, 3/1/26(5)		2,247	2,356,069
Varex Imaging Corp., 7.875%, 10/15/27(5)		1,243	1,382,645
			$54,993,275

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Homebuilders/Real Estate — 5.3%
APi Escrow Corp., 4.75%, 10/15/29(5)		1,203	$ 1,228,901
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(5)		2,151	2,112,874
5.75%, 5/15/26(5)		1,483	1,536,573
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		1,124	1,170,191
Dycom Industries, Inc., 4.50%, 4/15/29(5)		1,630	1,663,285
Empire Communities Corp., 7.00%, 12/15/25(5)		1,711	1,772,870
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(5)		2,219	2,260,750
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(5)		1,199	1,197,723
6.00%, 4/15/25(5)		1,294	1,347,054
M/I Homes, Inc.:
3.95%, 2/15/30		500	493,257
4.95%, 2/1/28		1,500	1,565,805
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(5)		1,067	1,065,949
6.25%, 6/15/25(5)		341	354,986
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(5)		994	1,017,886
Starwood Property Trust, Inc., 3.75%, 12/31/24(5)		1,250	1,265,000
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(5)		1,309	1,441,752
5.75%, 1/15/28(5)		306	342,377
5.875%, 6/15/27(5)		974	1,091,854
TopBuild Corp.:
3.625%, 3/15/29(5)		1,000	1,008,935
4.125%, 2/15/32(5)		1,301	1,337,018
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(4)(6)	EUR	1,500	1,677,010
3.50%, 11/1/25(6)	EUR	100	111,903
			$27,063,953
Hotels — 0.1%
Hilton Domestic Operating Co., Inc.:
5.375%, 5/1/25(5)		199	$207,285
5.75%, 5/1/28(5)		300	320,940
			$528,225
Insurance — 2.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(5)		2,521	$2,618,159
AmWINS Group, Inc., 4.875%, 6/30/29(5)		1,173	1,186,742
AssuredPartners, Inc., 5.625%, 1/15/29(5)		238	231,854
BroadStreet Partners, Inc., 5.875%, 4/15/29(5)		1,349	1,327,288
Security	Principal Amount (000's omitted)*	Value
Insurance (continued)
GTCR AP Finance, Inc., 8.00%, 5/15/27(5)	1,543	$ 1,602,405
HUB International, Ltd., 7.00%, 5/1/26(5)	1,467	1,509,213
USI, Inc., 6.875%, 5/1/25(5)	1,500	1,512,892
		$ 9,988,553
Leisure — 2.3%
Life Time, Inc.:
5.75%, 1/15/26(5)	1,360	$ 1,409,198
8.00%, 4/15/26(5)	1,423	1,492,670
Powdr Corp., 6.00%, 8/1/25(5)	1,566	1,633,260
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/28(4)	491	460,971
5.50%, 4/1/28(5)	1,567	1,587,810
Viking Cruises, Ltd.:
5.875%, 9/15/27(5)	2,112	2,013,158
6.25%, 5/15/25(5)	1,000	991,040
7.00%, 2/15/29(5)	360	361,546
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(5)	1,731	1,731,268
		$11,680,921
Metals/Mining — 1.4%
Arconic Rolled Products Corp., 6.125%, 2/15/28(5)	1,000	$1,065,880
Constellium SE, 5.875%, 2/15/26(5)	627	635,932
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)	1,221	1,222,404
6.125%, 4/1/29(5)	1,620	1,720,213
Novelis Corp.:
3.25%, 11/15/26(5)	500	504,963
3.875%, 8/15/31(5)	1,000	995,305
4.75%, 1/30/30(5)	927	976,112
		$7,120,809
Paper — 0.5%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(5)	2,218	$2,292,747
		$2,292,747
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(5)	1,450	$1,509,450
		$1,509,450
Restaurants — 1.6%
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(4)(5)	1,494	$1,346,699
Dave & Buster's, Inc., 7.625%, 11/1/25(5)	2,474	2,640,414

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Restaurants (continued)
IRB Holding Corp.:
6.75%, 2/15/26(5)	1,233	$ 1,257,419
7.00%, 6/15/25(5)	1,691	1,790,744
Yum! Brands, Inc., 3.625%, 3/15/31	1,312	1,309,100
		$ 8,344,376
Services — 6.1%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.375%, 3/1/29(4)(5)	961	$ 1,015,095
5.75%, 7/15/27(4)(5)	247	256,510
5.75%, 7/15/27(5)	325	338,175
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(5)	3,299	3,371,809
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(5)	2,000	2,001,970
Gartner, Inc.:
3.625%, 6/15/29(5)	788	797,988
3.75%, 10/1/30(5)	333	340,937
4.50%, 7/1/28(5)	1,143	1,195,589
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)	2,720	2,800,553
Korn Ferry, 4.625%, 12/15/27(5)	1,375	1,418,223
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(5)	665	659,357
8.00%, 8/1/29(5)	1,576	1,566,158
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)	1,314	1,359,037
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(4)(5)	500	508,500
Nielsen Finance, LLC/Nielsen Finance Co.:
5.625%, 10/1/28(5)	224	231,660
5.875%, 10/1/30(5)	224	236,835
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31(5)	957	1,000,725
SRS Distribution, Inc.:
6.00%, 12/1/29(5)	824	829,410
6.125%, 7/1/29(4)(5)	1,438	1,467,537
Summer BC Bidco B, LLC, 5.50%, 10/31/26(5)	1,617	1,657,425
Terminix Co., LLC (The), 7.45%, 8/15/27	1,747	2,185,916
United Rentals North America, Inc., 3.875%, 11/15/27	2,000	2,078,570
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)	1,537	1,617,224
WESCO Distribution, Inc.:
7.125%, 6/15/25(5)	434	460,593
7.25%, 6/15/28(5)	1,637	1,797,328
		$31,193,124
Steel — 0.5%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(5)	1,654	$1,706,812
TMS International Corp., 6.25%, 4/15/29(5)	893	889,790
		$2,596,602
Security	Principal Amount (000's omitted)*	Value
Super Retail — 4.7%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$ 705,812
4.625%, 11/15/29(5)	227	231,635
4.75%, 3/1/30	177	180,144
5.00%, 2/15/32(5)	162	168,351
Bath & Body Works, Inc.:
6.625%, 10/1/30(5)	446	505,842
6.75%, 7/1/36	196	242,346
6.875%, 11/1/35	1,502	1,868,593
6.95%, 3/1/33(4)	1,244	1,457,296
7.60%, 7/15/37	88	107,366
9.375%, 7/1/25(5)	78	95,238
Gap, Inc. (The):
3.625%, 10/1/29(5)	1,021	1,011,459
3.875%, 10/1/31(5)	354	349,713
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)	1,261	1,258,371
Ken Garff Automotive, LLC, 4.875%, 9/15/28(5)	1,490	1,494,127
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(5)	1,595	1,641,694
Lithia Motors, Inc.:
3.875%, 6/1/29(5)	958	979,579
4.375%, 1/15/31(5)	1,324	1,415,270
4.625%, 12/15/27(5)	1,173	1,235,445
Penske Automotive Group, Inc., 3.50%, 9/1/25(4)	947	969,307
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)	1,102	1,132,928
7.75%, 2/15/29(5)	2,232	2,428,449
Sonic Automotive, Inc.:
4.625%, 11/15/29(5)	1,729	1,748,356
4.875%, 11/15/31(5)	816	825,143
Victoria's Secret & Co., 4.625%, 7/15/29(5)	1,618	1,656,881
William Carter Co. (The):
5.50%, 5/15/25(5)	137	142,274
5.625%, 3/15/27(5)	229	236,958
		$24,088,577
Technology — 4.4%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(5)	1,538	$1,538,354
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(5)	1,913	1,949,223
4.00%, 7/1/29(5)	477	493,371
CDK Global, Inc., 5.25%, 5/15/29(5)	897	952,125
Entegris, Inc., 4.375%, 4/15/28(5)	893	921,036
Fair Isaac Corp., 4.00%, 6/15/28(5)	916	943,168
II-VI, Inc., 5.00%, 12/15/29(5)	821	840,129
Imola Merger Corp., 4.75%, 5/15/29(5)	2,440	2,507,991

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Technology (continued)
LogMeIn, Inc., 5.50%, 9/1/27(5)	1,829	$ 1,852,850
ON Semiconductor Corp., 3.875%, 9/1/28(5)	1,517	1,557,102
Open Text Corp., 3.875%, 2/15/28(5)	345	352,172
Open Text Holdings, Inc., 4.125%, 2/15/30(5)	1,352	1,394,642
Presidio Holdings, Inc.:
4.875%, 2/1/27(5)	782	806,289
8.25%, 2/1/28(5)	2,007	2,140,295
Seagate HDD Cayman, 3.125%, 7/15/29	456	446,524
Sensata Technologies, Inc.:
3.75%, 2/15/31(5)	325	324,313
4.375%, 2/15/30(5)	199	209,236
SS&C Technologies, Inc., 5.50%, 9/30/27(5)	648	677,941
Viavi Solutions, Inc., 3.75%, 10/1/29(5)	978	979,354
VM Consolidated, Inc., 5.50%, 4/15/29(5)	1,562	1,572,028
		$22,458,143
Telecommunications — 5.6%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(5)	2,500	$2,631,500
DKT Finance ApS, 9.375%, 6/17/23(5)	500	507,695
Iliad Holding SASU:
6.50%, 10/15/26(5)	743	781,703
7.00%, 10/15/28(5)	1,150	1,211,272
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(5)	531	534,451
6.75%, 10/15/27(5)	1,127	1,184,477
Level 3 Financing, Inc., 4.25%, 7/1/28(5)	3,013	2,987,751
Lumen Technologies, Inc.:
4.50%, 1/15/29(5)	1,087	1,053,374
5.125%, 12/15/26(5)	1,000	1,042,140
Series W, 6.75%, 12/1/23	123	132,978
Sprint Capital Corp., 6.875%, 11/15/28	2,731	3,459,303
Sprint Corp.:
7.125%, 6/15/24	1,000	1,123,920
7.625%, 3/1/26	1,500	1,802,797
7.875%, 9/15/23	1,125	1,240,566
Telecom Italia SpA, 5.303%, 5/30/24(5)	866	912,547
T-Mobile USA, Inc.:
2.25%, 2/15/26	851	854,425
2.625%, 2/15/29	563	555,529
2.875%, 2/15/31	1,088	1,076,391
4.75%, 2/1/28	275	289,913
5.375%, 4/15/27	455	473,951
ViaSat, Inc.:
5.625%, 4/15/27(5)	225	232,151
Security	Principal Amount (000's omitted)*		Value
Telecommunications (continued)
ViaSat, Inc.: (continued)
6.50%, 7/15/28(5)		1,250	$ 1,254,894
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	283	384,447
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(5)		1,005	1,014,095
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(5)		1,000	1,014,310
Zayo Group Holdings, Inc., 6.125%, 3/1/28(5)		684	674,787
			$ 28,431,367
Transport Excluding Air & Rail — 0.7%
Seaspan Corp., 5.50%, 8/1/29(5)		1,835	$1,855,928
XPO Logistics, Inc., 6.25%, 5/1/25(5)		1,500	1,571,273
			$3,427,201
Utilities — 3.1%
Calpine Corp.:
4.50%, 2/15/28(5)		622	$646,401
4.625%, 2/1/29(5)		825	814,906
5.00%, 2/1/31(5)		935	936,444
5.125%, 3/15/28(5)		3,256	3,310,636
Clearway Energy Operating, LLC, 4.75%, 3/15/28(5)		1,196	1,259,053
Drax Finco PLC, 6.625%, 11/1/25(5)		1,707	1,764,500
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(5)		1,270	1,284,580
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(5)		14	14,539
4.50%, 9/15/27(5)		904	977,224
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)		1,602	1,664,574
TerraForm Power Operating, LLC:
4.25%, 1/31/23(5)		650	665,311
4.75%, 1/15/30(5)		1,000	1,049,880
5.00%, 1/31/28(5)		1,402	1,486,996
			$15,875,044
Total Corporate Bonds (identified cost $426,840,291)			$434,823,136

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	45,970	$ 1,408,980
Total Preferred Stocks (identified cost $1,291,566)		$ 1,408,980

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 6.7%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.6%
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$1,386	$ 1,387,154
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	1,387	1,470,047
		$ 2,857,201
Automotive & Auto Parts — 0.8%
Clarios Global, L.P., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$847	$ 843,531
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	1,805	1,801,233
Wheel Pros, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	1,275	1,274,108
		$ 3,918,872
Cable/Satellite TV — 0.1%
Directv Financing, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 8/2/27	$696	$697,680
		$697,680
Capital Goods — 0.3%
Welbilt, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/23/25	$1,434	$1,431,311
		$1,431,311
Diversified Media — 0.2%
Terrier Media Buyer, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 12/17/26	$980	$977,037
		$977,037
Food, Beverage & Tobacco — 0.2%
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$1,032	$1,036,034
		$1,036,034
Healthcare — 1.1%
Heartland Dental, LLC, Term Loan, 4/30/25(11)	$911	$909,688
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	2,209	2,220,537
RadNet Management, Inc., Term Loan, 4/21/28(11)	371	371,502
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.852%, (1 mo. USD LIBOR + 3.75%), 11/16/25	371	371,458
Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,664	1,666,370
		$5,539,555
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.6%
Asurion, LLC:
Term Loan, 5.354%, (1 mo. USD LIBOR + 5.25%), 1/20/29	$603	$ 601,493
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	2,240	2,240,349
Sedgwick Claims Management Services, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/31/25	432	428,898
		$ 3,270,740
Restaurants — 0.1%
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$780	$ 781,095
		$ 781,095
Services — 1.3%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$1,445	$1,439,793
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	1,615	1,622,088
SRS Distribution, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	1,788	1,786,962
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(11)	1,913	1,977,037
		$6,825,880
Super Retail — 0.3%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$1,355	$1,359,120
		$1,359,120
Technology — 1.1%
LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$2,300	$2,289,915
Realpage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,808	1,804,307
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	966	946,871
SS&C European Holdings S.a.r.l., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/16/25	62	61,014

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
SS&C Technologies, Inc.:
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$77	$ 76,608
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	431	427,075
		$ 5,605,790
Total Senior Floating-Rate Loans (identified cost $33,930,365)		$ 34,300,315

Miscellaneous — 0.0%(2)

Security	Principal Amount	Value
Services — 0.0%(2)
Hertz Corp., Escrow Certificates(1)	$400,000	$ 5,500
Hertz Corp., Escrow Certificates(1)	223,000	8,363
Hertz Corp., Escrow Certificates(1)	636,000	12,720
Total Miscellaneous (identified cost $0)		$ 26,583

Short-Term Investments — 8.0%

Affiliated Fund — 5.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(12)	25,667,708	$ 25,667,708
Total Affiliated Fund (identified cost $25,666,977)		$ 25,667,708

Securities Lending Collateral — 3.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(13)	15,155,693	$ 15,155,693
Total Securities Lending Collateral (identified cost $15,155,693)		$ 15,155,693
Total Short-Term Investments (identified cost $40,822,670)		$ 40,823,401
Total Investments — 102.4% (identified cost $510,541,671)		$520,966,380

Other Assets, Less Liabilities — (2.4)%	$(12,237,007)

Net Assets — 100.0%	$508,729,373

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $16,737,019 and the total market value of the collateral received by the Fund was $17,381,658, comprised of cash of $15,155,693 and U.S. government and/or agencies securities of $2,225,965.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $346,441,613 or 68.1% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $8,614,583 or 1.6% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.
(12)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(13)	Represents investment of cash collateral received in connection with securities lending.

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	77,869	USD	88,356	State Street Bank and Trust Company	1/31/22	$345	$ —
USD	836,340	CAD	1,033,000	State Street Bank and Trust Company	1/31/22	19,729	—
USD	2,951,800	EUR	2,540,364	State Street Bank and Trust Company	1/31/22	58,035	—
USD	2,512,163	EUR	2,159,011	State Street Bank and Trust Company	1/31/22	52,801	—
USD	2,326,667	EUR	2,000,000	State Street Bank and Trust Company	1/31/22	48,437	—
USD	561,035	EUR	485,857	State Street Bank and Trust Company	1/31/22	7,589	—
USD	66,524	EUR	57,022	State Street Bank and Trust Company	1/31/22	1,570	—
USD	40,841	EUR	36,109	State Street Bank and Trust Company	1/31/22	—	(291)
USD	59,619	EUR	52,643	State Street Bank and Trust Company	1/31/22	—	(347)
USD	394,850	GBP	286,871	State Street Bank and Trust Company	1/31/22	6,578	—
USD	3,972	GBP	2,957	State Street Bank and Trust Company	1/31/22	—	(30)
						$195,084	$(668)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended December 31, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
At December 31, 2021, the value of the Fund’s investment in affiliated funds was $25,667,708, which represents 5.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$23,504,217	$42,960,543	$(40,795,355)	$(267)	$(1,430)	$25,667,708	$2,658	25,667,708
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
High Yield Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,884,639	$109,616	$ —	$5,994,255
Convertible Bonds	—	95,812	—	95,812
Convertible Preferred Stocks	3,250,275	243,623	—	3,493,898
Corporate Bonds	—	434,823,136	—	434,823,136
Preferred Stocks	1,408,980	—	—	1,408,980
Senior Floating-Rate Loans	—	34,300,315	—	34,300,315
Miscellaneous	—	26,583	—	26,583
Short-Term Investments:
Affiliated Fund	—	25,667,708	—	25,667,708
Securities Lending Collateral	15,155,693	—	—	15,155,693
Total Investments	$25,699,587	$495,266,793	$ —	$520,966,380
Forward Foreign Currency Exchange Contracts	$ —	$195,084	$ —	$195,084
Total	$25,699,587	$495,461,877	$ —	$521,161,464
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(668)	$ —	$(668)
Total	$ —	$(668)	$ —	$(668)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.